POST-EMPLOYMENT BENEFITS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 15	$ 12
Entity's own securities included in plan assets	10	$ 10
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 169
Weighted average duration of defined benefit obligation	18 years	17 years
Return gain (loss) on plan assets	$ 240	$ 355
Cumulative loss in equity, employee benefit plans	592	503
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Reduction in past service cost	0	21
Return gain (loss) on plan assets	163	277
Accrued benefit obligation | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Reduction in past service cost	$ 0	$ 21